Stock-Based Compensation - Stock Option Valuation (Details) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average risk-free interest rate	1.99%	2.70%
Expected term (in years)	6 years 18 days	5 years 5 months 26 days
Expected volatility	74.71%	74.55%
Expected dividend yield	0.00%	0.00%
Fair value of underlying common stock (in USD per share)	$ 0.32	$ 0.19